Business combinations and capital reorganization (Details 2) - BRL (R$)		8 Months Ended	12 Months Ended
		Aug. 31, 2022	Dec. 31, 2022
Customer list
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill			10 years
Zetta Health Analytics SA
Disclosure of detailed information about business combination [line items]
Intangible assets	[1]	R$ 6,332,000
Zetta Health Analytics SA | Customer list
Disclosure of detailed information about business combination [line items]
Intangible assets		R$ 2,212
Valuation techniques used for measuring fair value of separately identified intangible		Multi-period excess earning method
Useful life measured as period of time, intangible assets other than goodwill		6 years 4 months 24 days
Zetta Health Analytics SA | Technology
Disclosure of detailed information about business combination [line items]
Intangible assets		R$ 4,120
Valuation techniques used for measuring fair value of separately identified intangible		Relief from royalty
Useful life measured as period of time, intangible assets other than goodwill		5 years

[1]	For the purchase price allocation, the following intangible assets were identified. The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Assets	Amount	Method	Expected amortization period

Customer list	2,212	Multi-period excess earning method	6.4 years
Technology	4,120	Relief from royalty	5 years